Reserves	12 Months Ended
Dec. 31, 2012
Reserves
Reserves

10. RESERVES

The following table provides reserve information of the Company's major product lines at the dates shown:

	December 31, 2012				December 31, 2011
			Claims and Benefits Payable				Claims and Benefits Payable
	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves
Long Duration Contracts:
Preneed funeral life insurance policies and investment-type annuity contracts	$1,045,632	$203	$4,115	$3,419	$1,108,102	$455	$3,264	$3,490
Life insurance no longer offered	266,556	535	2,577	4,155	273,920	582	852	4,159
FFG, LTC and other disposed businesses	1,458,326	18,282	194,014	15,197	1,507,307	19,629	164,302	14,727
All other	34,134	447	15,418	8,710	7,881	337	43,590	6,852
Short Duration Contracts:
Group term life	0	3,558	163,124	29,483	0	4,038	170,832	35,157
Group disability	0	2,067	1,113,761	115,664	0	2,320	1,159,280	129,190
Medical	0	331	2,181	1,678	0	793	1,755	2,253
Dental	0	3,983	1,746	14,939	0	4,055	1,811	16,486
Credit life and disability	0	2	0	1,698	0	3	0	1,663
All other	0	137	196	2,252	0	79	125	789
Total	$2,804,648	$29,545	$1,497,132	$197,195	$2,897,210	$32,291	$1,545,811	$214,766

The following table provides a roll forward of the Company's product lines with the most significant short duration claims and benefits payable balances: group term life and group disability lines of business. Claims and benefits payable is comprised of case and IBNR reserves.

	Group Term Life	Group Disability
Balance as of December 31, 2009, gross of reinsurance	$215,580	$1,347,370
Less: Reinsurance ceded and other (1)	(1,384)	(32,468)
Balance as of January 1, 2010, net of reinsurance	214,196	1,314,902
Incurred losses related to:
Current year	127,413	341,152
Prior year's interest	8,017	57,312
Prior year (s)	(24,736)	(79,457)
Total incurred losses	110,694	319,007
Paid losses related to:
Current year	77,735	66,432
Prior year (s)	43,125	286,271
Total paid losses	120,860	352,703
Balance as of December 31, 2010, net of reinsurance	204,030	1,281,206
Plus: Reinsurance ceded and other (1)	2,711	33,721
Balance as of December 31, 2010, gross of reinsurance	206,741	1,314,927
Less: Reinsurance ceded and other (1)	(2,711)	(33,721)
Balance as of January 1, 2011, net of reinsurance	204,030	1,281,206
Incurred losses related to:
Current year	135,665	314,115
Prior year's interest	7,723	56,778
Prior year (s)	(24,094)	(64,669)
Total incurred losses	119,294	306,224
Paid losses related to:
Current year	82,629	63,057
Prior year (s)	37,815	268,612
Total paid losses	120,444	331,669
Balance as of December 31, 2011, net of reinsurance	202,880	1,255,761
Plus: Reinsurance ceded and other (1)	3,109	32,709

Balance as of December 31, 2011 gross of reinsurance	$205,989	$1,288,470
Less: Reinsurance ceded and other (1)	(3,109)	(32,709)
Balance as of January 1, 2012, net of reinsurance	202,880	1,255,761
Incurred losses related to:
Current year	121,051	280,183
Prior year's interest	7,575	54,696
Prior year (s)	(25,441)	(56,891)
Total incurred losses	103,185	277,988
Paid losses related to:
Current year	76,377	67,069
Prior year (s)	39,693	270,749
Total paid losses	116,070	337,818
Balance as of December 31, 2012, net of reinsurance	189,995	1,195,931
Plus: Reinsurance ceded and other (1)	2,612	33,494
Balance as of December 31, 2012 gross of reinsurance	$192,607	$1,229,425

(1)  Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.

Short Duration Contracts

The Company's short duration contracts are comprised of group term life, group disability, medical, dental, vision and credit life and disability. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.

Case and IBNR reserves are developed using actuarial principles and assumptions that consider, among other things, contractual requirements, historical utilization trends and payment patterns, benefit changes, medical inflation, seasonality, membership, product mix, legislative and regulatory environment, economic factors, disabled life mortality and claim termination rates and other relevant factors. The Company consistently applies the principles and assumptions listed above from year to year, while also giving due consideration to the potential variability of these factors.

Since case and IBNR reserves include estimates developed from various actuarial methods, the Company's actual losses incurred may be more or less than the Company's previously developed estimates. As shown in the table above, if the amounts listed on the line labeled "Incurred losses related to: Prior years" are negative (redundant) this means that the Company's actual losses incurred related to prior years for these lines were less than the estimates previously made by the Company. If the line labeled "Incurred losses related to: Prior years" are positive (deficient) this means that the Company's actual losses incurred related to prior years for these lines were greater than the estimates previously made by the Company.

The Group Term Life case and IBNR reserve redundancies in all years are due to actual mortality rates running below those assumed in prior year reserves, and actual recovery rates running higher than those assumed in prior year reserves.

Group Disability case and IBNR reserves show redundancies in all years due to actual claim recovery rates exceeding those assumed in prior year reserves.

The Company's group disability products include short and long term disability coverage. Case reserves and IBNR for long-term disability claims incurred in 2010 and earlier have been discounted at 5.25% while they have been discounted 4.75% for claims incurred in 2011 and later. The December 31, 2012 and 2011 liabilities net of reinsurance include $1,167,682 and $1,228,356, respectively, of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2012 and 2011 are $388,934 and $414,145, respectively.

Long Duration Contracts

The Company's long duration contracts are primarily comprised of preneed life insurance policies and annuity policies, life insurance policies (no longer offered), and FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.

Preneed Business

Interest and discount rates for preneed life insurance vary by year of issuance and product, and ranged from 4.7% to 7.3% in 2012 and 2011 before provisions for adverse deviation, which ranged from 0.2% to 0.5% in both 2012 and 2011.

Interest and discount rates for traditional life insurance (no longer offered) vary by year of issuance and products and were 7.5% grading to 5.3% over 20 years in 2012 and 2011 with the exception of a block of pre-1980 business which had a level 8.8% discount rate in both 2012 and 2011.

Mortality assumptions are based upon pricing assumptions and modified to allow for provisions for adverse deviation. Surrender rates vary by product and are based upon pricing assumptions.

Future assumed policy benefit increases on preneed life insurance policies ranged from 1.0% to 7.0% in 2012 and 2011. Some policies have future policy benefit increases that are guaranteed or tied to equal some measure of inflation. The inflation assumption for most of these inflation-linked benefits was 3.0% in both 2012 and 2011 with the exception of most policies issued in 2005 through 2007 where the assumption was 2.3%.

The reserves for preneed annuities are based on assumed interest rates credited on deferred annuities, which vary by year of issue, and ranged from 1.5% to 5.5% in 2012 and 2011. Withdrawal charges, if any, can range from 7.0% to 0.0% and grade to zero over a period of seven years.

FFG and LTC

The reserves for businesses previously disposed of by FFG and LTC are included in the Company's reserves in accordance with the insurance guidance. The Company maintains an offsetting reinsurance recoverable related to these reserves. See Note 9 for further information.